Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Accounting Policies [Abstract]
Beginning balance			$ 357,929	$ (141,749)	$ (141,749)	$ 131,264
Foreign currency translation gain loss	$ (115,567)	$ 198,634	518,928	$ 28,370	499,678	(273,013)
Ending balance	$ 876,857		$ 876,857		$ 357,929	$ (141,749)